CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (13,846)	$ (13,836)	$ (10,589)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	148	115	147
Share-based compensation	408	516	(65)
Financial expenses (income), net	7	40	(13)
Changes in assets and liabilities items:
Decrease (increase) in prepaid and other current assets and non-current assets	106	(420)	(13)
Increase (decrease) in trade accounts payable, accruals and other current liabilities	(317)	503	416
Increase (decrease) in employees and payroll accruals	409	242	258
Increase (decrease) in royalties provision	(28)	(3)	(255)
Net cash used in operating activities	(13,113)	(12,843)	(10,114)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(379)	(167)	(94)
Proceeds from (Investment in) short-term bank and other deposits	(10,072)	5,612	(5,629)
Net cash provided by (used in) investing activities	(10,451)	5,445	(5,723)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of ordinary shares and warrants in the Warrant Exercise Transaction, net of issuance expenses	8,712
Issuance of ordinary shares in the private placement, net of issuance expenses	4,731
Issuance of ordinary shares in the registered direct offerings, net of issuance expenses	10,139	6,511	(30)
Issuance of ordinary shares in the 2018 Public Offering			17,792
Net cash provided by financing activities	23,582	6,511	17,762
Net increase (decrease) in cash, cash equivalents and restricted cash	18	(887)	1,925
Cash, cash equivalents and restricted cash at the beginning of the year	8,035	8,922	6,997
Cash, cash equivalents and restricted cash at the end of the year	8,053	8,035	8,922
Supplemental disclosure of non-cash flow information
Purchase of property and equipment	45	32	3
Recognition of operating leases and operating lease liabilities from adoption of ASU 2016-02		369
Assets acquired under operating leases	151	223
Supplemental disclosure of cash flow information
Cash paid for taxes	$ 5	$ 15	$ 5